Cash, Cash Equivalents and Short-term Investments - Summary (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 53,637	$ 67,230	$ 114,448
Gross Unrealized Gains	0	0	3
Gross Unrealized Losses	(9)	(27)	(63)
Fair Value	53,628	67,203	114,388
Cash and money market funds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	24,601	15,703	43,930
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	0	0	0
Fair Value	24,601	15,703	43,930
Corporate debt securities: Due in one year or less
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		38,053	48,492
Gross Unrealized Gains		0	3
Gross Unrealized Losses		(21)	(29)
Fair Value		38,032	48,466
U.S. Government Debt Securities Due In One Year Or Less
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		13,474	14,013
Gross Unrealized Gains		0	0
Gross Unrealized Losses		(6)	(16)
Fair Value		13,468	13,997
U.S. Government Debt Securities Due In Two Years Or Less
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			8,013
Gross Unrealized Gains			0
Gross Unrealized Losses			(18)
Fair Value			7,995
Cash and cash equivalents
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	24,601	15,703	43,930
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	0	0	0
Fair Value	24,601	15,703	43,930
Short-term investments
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	29,036	51,527	70,518
Gross Unrealized Gains	0	0	3
Gross Unrealized Losses	(9)	(27)	(63)
Fair Value	$ 29,027	$ 51,500	$ 70,458